Isle Acquisition and Reno Acquisition and Preliminary Purchase Accounting - Summary of Preliminary Purchase Price Accounting to Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 747,106	$ 66,826	$ 66,826
Isle of Capri
Business Acquisition [Line Items]
Current and other assets, net	135,925
Property and equipment	908,816
Goodwill	715,196
Intangible assets	517,470
Other noncurrent assets	15,082
Total assets	2,292,489
Current liabilities	(144,306)
Deferred income taxes	(186,772)
Other noncurrent liabilities	(26,666)
Total liabilities	(357,744)
Net assets acquired	$ 1,934,745